SCHEDULE OF FUTURE AMORTIZATION EXPENSES FOR DISTRIBUTION CHANNELS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (remaining)	$ 636,705
2023	849,220	$ 847,351
2024	588,705	847,351
2024		564,901
Thereafter
Total	$ 2,074,630	$ 2,259,603